Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses and Other Liabilities [Abstract]
Accrued payroll and related expenses	$ 62,799	$ 50,957
Dividends payable	805	2,534	$ 18,929
Income taxes payable	5,567	2,997
Other tax liabilities	25,117	16,184
Contingent consideration		4,538	25,194
Accrued expenses	46,889	51,695
Other liabilities	42,218	56,840	$ 58,393
Accrued expenses and other liabilities	$ 183,395	$ 185,745